Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
2016	$20,770
2017	84,233
2018	71,797
2019	-
2020	-
Thereafter	-
Total	$176,800

2016	$81,925
2017	84,233
2018	71,797
2019	-
2020	-
Thereafter	-
Total	$237,955